State Street SPDR FactSet Innovative Technology ETF Investment Objectives and Goals - State Street SPDR FactSet Innovative Technology ETF	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	State Street® SPDR® FactSet Innovative Technology ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR FactSet Innovative Technology ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the FactSet Innovative Technology Index.